Schedule of Investments
(unaudited)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.04%, 07/20/34
(a) (b)
.......... USD 5,500 $ 5,512,024
AGL Core CLO 2 Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 6.37%, 07/20/37
(a) (b)
......... 1,000 1,005,745
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 5.11%, 01/25/61
(b) (c)
.......... 1,150 1,150,260
Alinea CLO Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.53%, 07/20/31
(a) (b)
.......... 7,000 7,016,157
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class BR3, (3-mo. CME Term SOFR at
2.05% Floor + 2.05%), 6.67%, 04/28/37
(a) (b)
1,500 1,512,161
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 6.11%, 04/15/31
(a) (b)
.......... 580 580,582
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 1,188 1,088,790
Ares LIII CLO Ltd., Series 2019-53A, Class
A2R, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 6.13%, 10/24/36
(a) (b)
..... 3,250 3,251,926
ARI Fleet Lease Trust, Series 2024-A, Class A2,
5.30%, 11/15/32
(b)
................. 3,014 3,031,189
Arm Master Trust LLC, Series 2021-T1, Class A,
2.43%, 11/15/27
(b)
................. 360 357,631
Asimi Funding plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.00%), 5.71%, 09/16/31 GBP 232 290,208
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 6.06%, 09/16/31 121 151,348
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 6.66%, 09/16/31 112 140,571
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 4.39%, 03/21/34 EUR 100 103,891
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 4.70%, 03/21/34 100 105,060
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 5.20%, 03/21/34 100 105,202
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.56%, 12/29/36 100 103,994
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.16%, 12/29/36 100 104,159
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 3.71%, 09/28/38
(a) (d)
.......... 800 830,071
Auto1 Car Funding SARL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 4.40%, 12/15/33 100 104,085
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 6.40%, 12/15/33 100 107,154
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 3.95%, 12/24/44 135 140,197
Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.35%), 5.15%, 12/24/44 73 75,784
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.90%,
01/31/39 ..................... 716 740,395
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-SP, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.55%), 4.40%,
01/31/39 ..................... EUR 273 $ 282,710
Series 2021-SP, Class E, (1-mo. EURIBOR
at 0.00% Floor + 2.65%), 5.50%,
01/31/39 ..................... 205 211,455
Series 2021-SP, Class F, (1-mo. EURIBOR
at 0.00% Floor + 3.90%), 6.75%,
01/31/39 ..................... 34 34,827
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 6.20%, 04/16/37
(a) (b)
......... USD 3,370 3,397,381
Bain Capital Credit CLO Ltd., Series 2021-4A,
Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.76%, 10/20/34
(a) (b)
2,040 2,040,996
Ballyrock CLO 19 Ltd., Series 2022-19A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.95%, 04/20/35
(a) (b)
......... 1,250 1,251,771
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.10%, 07/15/34
(a) (b)
.......... 4,500 4,503,649
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
............... 107 104,644
BlueMountain CLO Ltd., Series 2018-2A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.49%, 08/15/31
(a) (b)
.......... 500 501,282
BlueMountain Fuji US CLO III Ltd., Series 2017-
3A, Class A2, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.07%, 01/15/30
(a) (b)
250 252,221
BPCE Consumer Loans FCT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.70%), 3.56%, 10/31/42
(a) (d)
.......... EUR 800 830,907
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(b)
USD 413 417,746
Brignole Co.
(a)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 4.80%, 02/24/42 EUR 81 84,872
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 6.80%, 02/24/42 81 84,340
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 6.28%, 04/15/37
(a) (b)
..... USD 1,500 1,511,676
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, (3-mo. CME Term
SOFR at 0.55% Floor + 0.81%), 5.47%,
05/15/28
(a)
.................... 2,240 2,238,581
Series 2023-A1, Class A, 4.42%, 05/15/28 . 100 100,011
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.60%, 08/20/31 ................ GBP 345 433,192
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
7.30%, 08/20/31 ................ 262 329,372
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2012-4A, Class A1R4, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%),
5.75%, 04/22/32 ................ USD 312 312,475
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
5.88%, 04/17/31 ................ 1,766 1,768,881
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 07/15/31 ................ 3,540 3,541,357

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 6.30%, 04/20/37
(a) (b)
.......... USD 1,000 $ 1,004,836
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
.......... 1,736 1,542,908
Cedar Funding XI CLO Ltd.
(a)(b)
Series 2019-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.06% Floor + 1.06%),
5.57%, 05/29/32 ................ 710 711,381
Series 2019-11A, Class A2R2, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.57%, 05/29/32 ................ 1,100 1,100,033
Chesapeake Funding II LLC
(b)
Series 2023-2A, Class A1, 6.16%, 10/15/35 3,509 3,559,823
Series 2024-1A, Class A1, 5.52%, 05/15/36 5,743 5,804,836
CIFC Funding Ltd., Series 2015-3A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 6.03%, 04/19/29
(a) (b)
.......... 8,500 8,497,634
College Ave Student Loans Trust, Series 2024-
A, Class A1B, (SOFR 30 day Average at
1.75% Floor + 1.75%), 6.32%, 06/25/54
(a) (b)
10,712 10,925,570
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 5.55%,
07/25/51 ..................... 235 233,999
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.25%,
06/25/52 ..................... 3,358 3,348,921
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.47%,
05/25/55 ..................... 5,813 5,939,732
Compartment BL Consumer Credit, Series
2024-1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 3.75%, 09/25/41
(a) (d)
..... EUR 308 319,616
Compartment Driver UK Eight, Series 8, Class
A, (Sterling Overnight Index Average at
0.00% Floor + 0.60%), 5.30%, 09/25/31
(a) (d)
GBP 868 1,086,222
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
........... USD 1,278 1,252,142
Credit Acceptance Auto Loan Trust, Series
2022-1A, Class A, 4.60%, 06/15/32
(b)
.... 4,321 4,318,685
Dowson plc
(a)(d)
Series 2022-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.96%, 01/20/29 ................ GBP 1,059 1,327,710
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.41%, 01/20/29 ................ 601 752,679
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.31%, 08/20/31 ................ 160 199,490
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
7.06%, 08/20/31 ................ 100 124,677
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
8.66%, 08/20/31 ................ 100 124,595
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
11.66%, 08/20/31 ............... 100 124,614
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.49%, 07/18/30
(a) (b)
..... USD 3,250 3,251,997
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.49%, 07/18/30
(a) (b)
.......... USD 500 $ 501,081
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 5.88%, 05/20/34
(a) (b)
......... 750 751,857
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
...................... 2,135 2,079,478
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
...................... 640 523,932
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 .. 7,116 6,820,248
Series 2023-A, Class A, 6.37%, 02/04/48 .. 5,849 5,944,440
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 7.03%, 04/18/37
(a) (b)
.......... 3,700 3,755,893
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.14%, 04/20/37
(a) (b)
..... 1,755 1,768,285
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 6.48%, 04/18/37
(a) (b)
......... 1,000 1,007,626
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 . 2,226 2,218,905
Series 2023-2, Class A2, 5.56%, 04/22/30 . 7,637 7,703,018
Series 2024-1, Class A2, 5.23%, 03/20/30 . 4,656 4,689,813
Series 2024-1, Class A3, 5.16%, 09/20/30 . 338 341,610
Series 2024-3, Class A3, 4.98%, 08/21/28 . 2,202 2,214,994
Series 2024-3, Class A4, 5.06%, 03/20/31 . 713 716,332
Series 2024-4, Class A3, 4.56%, 11/20/28 . 2,037 2,027,958
Series 2024-4, Class A4, 4.70%, 06/20/31 . 263 261,271
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
.... CAD 1,382 956,959
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.50%), 4.35%,
10/25/49
(a) (d)
..................... EUR 284 292,924
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.75%), 4.75%,
02/25/38
(a) (d)
..................... 77 79,962
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1R, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.98%, 10/19/37
(a) (b)
..... USD 1,805 1,814,901
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
...................... 183 172,161
Ford Credit Auto Owner Trust
(b)
Series 2023-1, Class A, 4.85%, 08/15/35 .. 1,488 1,493,930
Series 2024-1, Class A, 4.87%, 08/15/36
(c)
. 6,704 6,714,946
Ford Credit Floorplan Master Owner Trust A,
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 5.85%,
05/15/28
(a) (b)
..................... 3,470 3,508,403
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 4.20%, 02/18/34 EUR 300 311,779
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.15%, 02/18/34 200 209,465
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 4.15%, 10/18/34 100 103,747
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 4.49%, 10/18/34 100 103,868
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.95%, 10/18/34 400 415,511

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Foundation Finance Trust
(b)
Series 2021-2A, Class A, 2.19%, 01/15/42 . USD 856 $ 801,648
Series 2024-1A, Class A, 5.50%, 12/15/49 . 3,586 3,617,138
Series 2024-1A, Class B, 5.95%, 12/15/49 . 511 516,701
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 3.80%, 03/21/33
(a)
EUR 179 185,284
Series 2020-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.95%), 4.80%, 03/21/33
(a)
54 55,641
Series 2020-1, Class D, 3.50%, 03/21/33 .. 90 91,905
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 4.19%, 07/20/38 200 207,070
Series 7, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.65%), 4.53%, 07/20/38 200 207,106
Golden Bar Securitisation SRL, Series 2024-1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.50%), 4.34%, 09/22/43
(a) (d)
.......... 369 384,921
Golden Ray SA-Compartment 1
(a)(d)
Series 1, Class A2, (1-mo. EURIBOR at
0.00% Floor + 0.80%), 3.65%, 12/27/57 483 499,999
Series 1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 4.35%, 12/27/57 100 104,299
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%), 6.50%,
04/24/31
(a) (b)
..................... USD 400 401,095
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class ARR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%), 5.75%,
10/20/34
(a) (b)
..................... 1,945 1,946,400
Goldman Home Improvement Trust Issuer
Trust
(b)
Series 2021-GRN2, Class A, 1.15%,
06/25/51 ..................... 1,243 1,193,262
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ..................... 1,607 1,641,073
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46
(b)
3,052 3,039,208
Goodleap Sustainable Home Solutions Trust,
Series 2023-3C, Class A, 6.50%, 07/20/55
(b)
2,215 2,202,070
GoodLeap Sustainable Home Solutions
Trust, Series 2022-3CS, Class A, 4.95%,
07/20/49
(b)
...................... 550 507,036
Gracie Point International Funding
(a)(b)
Series 2023-1A, Class D, (SOFR90A at
0.00% Floor + 4.50%), 9.43%, 09/01/26 285 287,310
Series 2023-2A, Class A, (SOFR90A at
2.25% Floor + 2.25%), 7.18%, 03/01/27 567 568,243
Gracie Point International Funding LLC, Series
2024-1A, Class A, (SOFR90A at 1.70% Floor
+ 1.70%), 6.61%, 03/01/28
(a) (b)
......... 6,180 6,197,169
GreatAmerica Leasing Receivables Funding
LLC, Series 2024-2, Class A2, 5.28%,
03/15/27
(b)
...................... 2,556 2,575,646
GreenSky Home Improvement Issuer Trust,
Series 2024-2, Class A4, 5.15%, 10/27/59
(b)
1,091 1,089,941
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(b)
..... 3,147 3,163,811
Hermitage 2024 plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.30%, 04/21/33 ................ GBP 132 165,039
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
7.05%, 04/21/33 ................ GBP 83 $ 104,577
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
8.60%, 04/21/33 ................ 135 169,194
Hill FL
(a)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.94%,
02/18/32 ..................... EUR 200 207,268
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 4.89%,
02/18/32 ..................... 100 104,869
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 6.05%,
02/18/32 ..................... 100 105,523
Hill FL BV
(a)(d)
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 3.57%,
10/18/32 ..................... 600 623,018
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 4.79%,
10/18/32 ..................... 100 104,140
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
........... USD 1,415 1,385,497
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B1, 5.44%, 10/20/32
(b)
2,001 2,003,061
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 ............... 6,776 6,831,947
KKR Financial CLO Ltd., Series 2013-1A, Class
A1R2, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 5.76%, 04/15/29
(a) (b)
..... 545 544,879
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
6.53%, 10/20/29
(a) (b)
................ 485 484,735
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,575 1,280,722
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,421 1,910,488
Series 2021-2GS, Class A, 2.22%, 03/20/48 4,876 3,743,946
London Cards No. 2 plc
(a)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 6.10%,
03/28/34 ..................... GBP 381 481,052
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 7.20%,
03/28/34 ..................... 130 163,383
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 8.15%,
03/28/34 ..................... 117 148,364
Series 2, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.50%),
10.20%, 03/28/34 ............... 135 175,583
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 6.28%, 01/17/30
(a) (b)
..... USD 1,140 1,141,701
LT Autorahoitus V DAC, Series 5, Class B,
(1-mo. EURIBOR at 0.00% Floor + 0.90%),
3.75%, 05/18/35
(a) (d)
................ EUR 400 411,208
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.90%, 07/27/34
(a) (b)
USD 2,365 2,369,736
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.28%, 04/20/32
(a) (b)
250 250,445

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.03%,
07/17/34
(a) (b)
..................... USD 3,000 $ 3,004,655
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.22%, 01/23/37
(a) (b)
.......... 800 802,949
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
3.74%, 05/28/49
(a) (d)
................ EUR 361 374,776
Mila BV
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 4.22%, 09/16/41 100 103,440
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 4.78%, 09/16/41 100 103,199
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... USD 7,053 6,237,030
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
.......... 1,796 1,802,946
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 . 181 158,708
Series 2020-2A, Class B, 2.21%, 08/20/46 . 778 622,940
Series 2021-1A, Class B, 2.05%, 12/20/46 . 494 372,658
Series 2022-1A, Class B, 3.16%, 01/20/53 . 3,621 2,740,133
Series 2022-2A, Class A, 4.38%, 01/21/53 . 396 373,278
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 5.41%, 11/15/68
(a) (b)
665 662,999
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 954 931,087
Series 2019-EA, Class A2B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.03%),
5.43%, 05/15/68
(a)
............... 3,632 3,626,778
Series 2019-GA, Class A, 2.40%, 10/15/68 422 403,767
Series 2020-IA, Class A1B, (1-mo. CME
Term SOFR at 1.00% Floor + 1.11%),
5.51%, 04/15/69
(a)
............... 4,887 4,882,343
Series 2021-A, Class A, 0.84%, 05/15/69 .. 781 703,834
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 5.76%, 04/15/60
(a)
5,675 5,668,468
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 272 270,260
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 6.30%,
03/15/72
(a)
.................... 2,859 2,877,486
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(b)
...................... 4,294 4,341,144
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
...................... 2,045 2,063,660
Nelnet Student Loan Trust
(b)
Series 2021-A, Class D, 4.93%, 04/20/62 . 1,150 974,010
Series 2021-BA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.89%),
5.26%, 04/20/62
(a)
............... 5,982 5,963,910
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ..................... 4,853 4,493,995
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.85%),
5.22%, 04/20/62
(a)
............... 6,531 6,498,803
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 3,635 3,731,514
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class CR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.30%), 6.92%,
01/19/33
(a) (b)
..................... USD 2,050 $ 2,060,324
NewDay Funding
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
5.89%, 03/15/32 ................ GBP 534 672,883
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
6.36%, 03/15/32 ................ 208 262,568
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
7.11%, 03/15/32 ................ 147 186,790
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.11%, 07/15/32 ................ 132 165,361
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.61%, 07/15/32 ................ 154 193,269
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
7.36%, 07/15/32 ................ 331 416,480
Series 2024-3X, Class C, (Sterling Overnight
Index Average + 1.60%), 6.31%, 11/15/32 184 230,492
Noria DE
(a)(d)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 4.50%,
02/25/43 ..................... EUR 100 103,587
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 6.40%,
02/25/43 ..................... 100 103,613
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.35%,
02/25/43 ..................... 100 103,612
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.38%),
6.00%, 07/20/29 ................ USD 355 355,005
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.60%, 07/20/37 ................ 2,500 2,515,692
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 6.23%,
07/19/30
(a) (b)
..................... 1,750 1,751,868
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.99%,
01/25/31
(a) (b)
..................... 1,750 1,753,106
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.83%, 01/20/38
(a) (b)
1,500 1,506,924
OneMain Financial Issuance Trust, Series 2023-
2A, Class A2, (SOFR 30 day Average at
0.00% Floor + 1.50%), 6.10%, 09/15/36
(a) (b)
5,382 5,473,827
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
..... 4,911 4,579,548
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. CME Term SOFR at
1.26% Floor + 1.26%), 5.91%, 10/17/31
(a) (b)
1,265 1,264,887
Palmer Square Loan Funding Ltd., Series 2024-
1A, Class A1, (3-mo. CME Term SOFR at
1.05% Floor + 1.05%), 6.16%, 10/15/32
(a) (b)
1,500 1,503,085

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.51%), 6.13%,
10/20/31
(a) (b)
..................... USD 10,000 $ 10,044,319
PCL Funding IX plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.61%, 07/16/29 ................ GBP 636 797,953
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
6.01%, 07/16/29 ................ 140 175,975
PFS Financing Corp.
(b)
  5.54%, 10/16/28
(e)
................ USD 2,000 1,996,875
Series 2023-A, Class A, 5.80%, 03/15/28 .. 7,736 7,845,653
Series 2024-D, Class A, 5.34%, 04/15/29 .. 2,087 2,114,610
Pony SA Compartment German Auto Loans
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 4.10%, 01/14/33 EUR 100 103,501
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 4.55%, 01/14/33 100 103,483
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.70%, 07/25/51
(a) (b)
.......... USD 790 789,420
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(b)
........... 3,235 2,952,443
Quarzo SRL
(a)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 5.19%, 06/15/41 EUR 100 104,520
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 6.59%, 06/15/41 100 104,771
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.34%), 5.96%, 04/20/34
(a) (b)
.......... USD 10,000 10,014,257
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR at 0.00% Floor +
0.95%), 3.85%, 09/15/30
(a) (d)
.......... EUR 146 151,483
Red & Black Auto Italy SRL, Series 1, Class D,
(1-mo. EURIBOR at 0.00% Floor + 2.85%),
5.71%, 12/28/31
(a) (d)
................ 205 213,496
Regatta VIII Funding Ltd., Series 2017-1A,
Class A1R, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 6.20%, 04/17/37
(a) (b)
USD 1,110 1,115,329
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 14 13,502
Series 2021-1, Class A, 1.68%, 03/17/31 .. 386 382,473
Series 2021-3, Class A, 3.88%, 10/17/33
(e)
. 4,470 4,185,261
Series 2024-1, Class A, 5.83%, 07/15/36 .. 854 871,104
Series 2024-2, Class A, 5.11%, 12/15/33 .. 915 916,365
Republic Finance Issuance Trust
(b)
Series 2021-A, Class A, 2.30%, 12/22/31 .. 1,151 1,134,628
Series 2024-A, Class A, 5.91%, 08/20/32 .. 3,670 3,707,151
Series 2024-B, Class A, 5.42%, 11/20/37 .. 3,201 3,239,321
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 3.35%,
02/21/37
(a) (d)
..................... EUR 510 527,746
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 6.07%,
10/20/30 ..................... USD 1,018 1,019,317
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.05%,
07/20/34 ..................... 10,750 10,752,082
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.02%, 10/15/39
(a) (b)
.......... 1,355 1,360,503
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ...... USD 10,930 $ 11,045,268
Satus plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.61%, 01/17/31 ................ GBP 353 441,855
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.96%, 01/17/31 ................ 141 175,337
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
6.76%, 01/17/31 ................ 137 172,442
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
8.01%, 01/17/31 ................ 100 125,263
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
10.01%, 01/17/31 ............... 100 125,543
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 4.65%, 11/14/34 EUR 774 805,910
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 5.40%, 11/14/34 318 331,260
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 3.55%, 01/14/38 900 932,660
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.90%, 01/14/38 300 310,266
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 4.20%, 01/14/38 500 516,918
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 4.30%, 05/14/38 100 103,718
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.60%, 05/14/38 100 103,721
SCF Rahoituspalvelut XIII DAC, Series 13,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.40%), 4.20%, 06/25/34
(a) (d)
.......... 100 103,589
Service Experts Issuer LLC
(b)
Series 2021-1A, Class A, 2.67%, 02/02/32 . USD 855 828,488
Series 2024-1A, Class A, 6.39%, 11/20/35 . 700 709,929
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 . 2,899 2,870,924
Series 2022-1, Class A2, 5.50%, 07/25/52 . 212 210,646
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 5.02%,
06/15/33 ..................... 274 272,669
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 4.93%,
12/15/38 ..................... 3,540 3,457,486
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.95%,
06/15/39 ..................... 3,322 3,199,141
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 4.86%,
12/16/41 ..................... 2,036 2,015,218
SLM Private Education Loan Trust, Series 2010-
C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.26%, 10/15/41
(a) (b)
11,222 11,626,517
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.00% Floor +
0.66%), 5.23%, 06/25/43
(a)
........... 2,534 2,522,970
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 5.34%,
09/15/37
(a)
.................... 580 578,074

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-A, Class APL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.24%,
01/15/53
(a)
.................... USD 8,801 $ 8,686,743
Series 2021-A, Class B, 2.31%, 01/15/53 .. 3,214 3,092,941
Series 2021-C, Class APT1, 1.39%, 01/15/53 3,785 3,394,848
Series 2021-C, Class D, 3.93%, 01/15/53 . 164 145,224
SoFi Personal Loan Trust
(b)
  0.00%, 10/15/30
(f)
................. 47 2,243,304
Series 2023-1A, Class A, 6.00%, 11/12/30 . 1,036 1,047,022
Series 2024-1A, Class A, 6.06%, 02/12/31 . 3,272 3,294,872
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 447 443,395
Series 2019-A, Class A2FX, 3.69%, 06/15/48 1,106 1,088,587
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 681 670,916
Series 2021-A, Class AFX, 1.03%, 08/17/43 466 402,123
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.94%, 01/23/29
(a) (b)
..... 1,152 1,152,270
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 5.75%, 11/25/33
(a)
...... 352 360,639
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 2,870 2,636,308
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
3.65%, 03/27/49
(a) (d)
................ EUR 300 311,091
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR at 0.00% Floor + 2.85%), 5.65%,
09/23/38
(a) (d)
..................... 440 442,772
TAGUS-Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.80%), 4.65%, 10/27/42 100 103,623
Series 2, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.60%), 5.45%, 10/27/42 100 103,623
Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 6.85%, 10/27/42 100 103,621
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 6.55%, 04/15/33
(a) (b)
.......... USD 1,315 1,319,655
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.16%, 04/25/37
(a) (b)
.......... 1,420 1,426,385
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.29%, 10/18/31
(a) (b)
..... 1,250 1,263,242
Trinitas CLO XII Ltd., Series 2020-12A, Class
A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 6.00%, 04/25/33
(a) (b)
..... 5,000 5,007,019
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.42%, 10/20/36
(a) (b)
.......... 1,390 1,396,245
Vantage Data Centers Jersey Borrower Spv
Ltd., Series 2024-1X, 6.17%, 05/28/39
(d)
.. GBP 867 1,097,707
Verizon Master Trust, Series 2024-1, Class A1A,
5.00%, 12/20/28 .................. USD 6,000 6,030,605
Voya CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.21%), 5.86%, 04/17/30
(a) (b)
.......... 499 499,716
Whitebox CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.95%, 07/24/36
(a) (b)
..... 4,450 4,458,773
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.94%, 10/24/37
(a) (b)
..... USD 760 $ 762,272
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27%
Floor + 1.27%), 5.93%, 10/15/35
(a) (b)
..... 3,545 3,549,300
Youni Italy SRL
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 3.74%, 04/20/34 EUR 482 500,799
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 4.56%, 04/20/34 132 137,584
Total Asset-Backed Securities — 12 .9%
(Cost: $ 487,693,225 ) .............................. 480,784,946
Corporate Bonds
Aerospace & Defense — 1.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 106 107,495
BAE Systems plc
(b)
5.00% , 03/26/27 .................. 1,775 1,782,552
5.13% , 03/26/29 .................. 1,219 1,221,703
Boeing Co. (The), 2.20%, 02/04/26 ....... 10,928 10,597,874
Bombardier, Inc.
(b)
6.00% , 02/15/28 .................. 363 361,529
7.50% , 02/01/29 .................. 9 9,364
8.75% , 11/15/30 .................. 621 667,534
7.25% , 07/01/31 .................. 85 87,659
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 153 143,249
4.13% , 04/15/29 .................. 120 111,376
L3Harris Technologies, Inc.
3.83% , 04/27/25 .................. 1,085 1,081,461
5.40% , 01/15/27 .................. 12,235 12,385,360
5.05% , 06/01/29 .................. 4,047 4,046,078
Lockheed Martin Corp., 5.10%, 11/15/27 .... 1,989 2,019,591
RTX Corp.
2.65% , 11/01/26 .................. 1,150 1,113,244
3.50% , 03/15/27 .................. 4,265 4,160,040
3.13% , 05/04/27 .................. 7,200 6,949,739
4.13% , 11/16/28 .................. 940 914,920
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 247 264,411
9.75% , 11/15/30 .................. 248 274,439
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 709 715,185
6.38% , 03/01/29 .................. 2,056 2,060,568
6.88% , 12/15/30 .................. 76 77,131
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 288 299,875
51,452,377
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 80 80,439
Automobile Components — 0.0%
Clarios Global LP, 6.75%, 05/15/28
(b)
...... 409 416,480
Icahn Enterprises LP
5.25% , 05/15/27 .................. 427 404,273
9.75% , 01/15/29 .................. 89 89,229
4.38% , 02/01/29 .................. 141 117,775
10.00% , 11/15/29
(b)
................ 241 241,569
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 185 172,422
1,441,748

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
BMW US Capital LLC, 4.65%, 08/13/29
(b)
... USD 4,350 $ 4,269,718
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
..................... EUR 1,815 1,746,376
6,016,094
Banks — 8.8%
Bank of America Corp.
(a)
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . USD 10,212 10,045,253
Series N , (1-day SOFR + 0.91%), 1.66% ,
03/11/27 ..................... 10,215 9,843,027
(1-day SOFR + 1.34%), 5.93% , 09/15/27 . 18,373 18,701,340
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 4,050 3,861,494
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ..................... 10,659 10,381,287
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 3,690 3,572,851
(1-day SOFR + 1.99%), 6.20% , 11/10/28 . 1,920 1,987,800
Banque Stellantis France SACA, 0.00%,
01/22/25
(d)
..................... EUR 500 517,058
Barclays plc
4.38% , 01/12/26 .................. USD 620 617,053
(1-day SOFR + 2.71%), 2.85% , 05/07/26
(a)
621 616,216
(1-day SOFR + 2.21%), 5.83% , 05/09/27
(a)
2,347 2,372,274
(1-day SOFR + 1.88%), 6.50% , 09/13/27
(a)
1,797 1,840,467
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
1,965 1,989,502
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(a)
.................... 997 1,056,783
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(a)
4,096 4,135,691
Citigroup, Inc.
(1-day SOFR + 1.55%), 5.61% , 09/29/26
(a)
10,170 10,224,787
3.20% , 10/21/26 .................. 19,905 19,357,461
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
5,375 5,170,100
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
4,552 4,548,537
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
7,180 6,976,793
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.85%), 2.08% , 04/22/26 . 10,595 10,503,992
(1-day SOFR + 0.80%), 1.05% , 11/19/26 . 8,435 8,164,658
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 4,550 4,627,283
(1-day SOFR + 0.93%), 4.98% , 07/22/28 . 19,093 19,153,755
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 4,909 4,907,396
(1-day SOFR + 0.86%), 4.51% , 10/22/28 . 13,602 13,481,709
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 6,250 6,482,762
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 8,224 8,216,525
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 12,460 12,706,047
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 8,045 8,010,208
Morgan Stanley Bank NA
(a)
(1-day SOFR + 0.68%), 4.45% , 10/15/27 . 8,515 8,458,536
(1-day SOFR + 1.08%), 4.95% , 01/14/28 . 2,370 2,373,407
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 17,587 17,644,107
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.47%, 11/10/26
(a)
........... 3,906 3,986,779
Royal Bank of Canada, 4.88%, 01/19/27 .... 4,153 4,169,005
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 600 604,606
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 7,317 7,437,380
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 2,706 2,729,884
US Bancorp
(a)
(1-day SOFR + 1.88%), 6.79% , 10/26/27 . 625 646,145
(1-day SOFR + 1.56%), 5.38% , 01/23/30 . 2,955 2,979,409
Wells Fargo & Co.
(a)
(1-day SOFR + 2.00%), 2.19% , 04/30/26 . 12,000 11,891,352
(1-day SOFR + 1.56%), 4.54% , 08/15/26 . 563 561,876
(1-day SOFR + 1.07%), 5.71% , 04/22/28 . 16,506 16,777,505
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... USD 4,110 $ 3,982,770
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 617 626,437
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 4,694 4,884,961
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 2,762 2,769,861
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30 ..................... 4,150 3,743,400
Westpac Banking Corp., 4.18%, 05/22/28
(b)
.. 17,040 16,765,293
327,102,822
Biotechnology — 0.6%
AbbVie, Inc.
4.80% , 03/15/29 .................. 4,852 4,848,330
3.20% , 11/21/29 .................. 2,695 2,501,371
Amgen, Inc.
2.60% , 08/19/26 .................. 2,295 2,219,718
5.15% , 03/02/28 .................. 5,584 5,624,623
4.05% , 08/18/29 .................. 3,900 3,755,114
Gilead Sciences, Inc., 4.80%, 11/15/29 ..... 4,350 4,341,084
23,290,240
Broadline Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... 68 60,722
Match Group Holdings II LLC
4.63% , 06/01/28 .................. 441 419,957
4.13% , 08/01/30 .................. 31 27,459
Rakuten Group, Inc., 9.75%, 04/15/29 ..... 600 649,425
1,157,563
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 .................. 280 274,775
6.38% , 06/15/30 .................. 142 142,013
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 141 135,114
EMRLD Borrower LP
6.63% , 12/15/30 .................. 1,157 1,158,543
6.75% , 07/15/31 .................. 380 382,594
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ...................... 111 107,230
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ...................... 1,034 1,008,528
Standard Industries, Inc.
4.75% , 01/15/28 .................. 842 805,795
4.38% , 07/15/30 .................. 261 239,131
Summit Materials LLC, 7.25%, 01/15/31 .... 203 215,400
4,469,123
Capital Markets — 4.3%
Ares Strategic Income Fund, 5.70%, 03/15/28
(b)
8,375 8,373,828
Blackstone Private Credit Fund, 5.60%,
11/22/29
(b)
..................... 4,105 4,052,883
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 241 253,068
6.60% , 09/15/29
(b)
................. 1,330 1,356,565
Charles Schwab Corp. (The)
1.65% , 03/11/31 .................. 783 641,084
2.90% , 03/03/32 .................. 447 384,664
Focus Financial Partners LLC, 6.75%,
09/15/31
(b)
..................... 198 197,213
Goldman Sachs Bank USA, (1-day SOFR +
0.75%), 5.41%, 05/21/27
(a)
........... 2,049 2,064,978
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.08%), 5.80% , 08/10/26 . 9,524 9,577,169
(1-day SOFR + 0.80%), 1.43% , 03/09/27 . 3,976 3,817,056
(1-day SOFR + 0.91%), 1.95% , 10/21/27 . 15,057 14,285,752
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 10,703 10,208,108

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ..................... USD 15,291 $ 14,851,569
(1-day SOFR + 1.73%), 4.48% , 08/23/28 . 9,097 8,991,732
(1-day SOFR + 1.21%), 5.05% , 07/23/30 . 11,430 11,362,075
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 146 141,470
8.00% , 06/15/27 .................. 80 83,354
Jefferies GmbH, (ESTR3MA at 0.00% Floor +
0.80%), 3.97%, 07/22/26
(a) (d)
.......... EUR 5,000 5,163,712
Morgan Stanley
(a)
(3-mo. EURIBOR + 0.70%), 0.41% ,
10/29/27 ..................... 7,577 7,508,483
(1-day SOFR + 2.24%), 6.30% , 10/18/28 . USD 4,360 4,520,351
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 14,934 15,202,266
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 21,315 21,241,398
UBS AG, 7.50%, 02/15/28 ............ 3,413 3,655,030
UBS Group AG
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27
(a) (b)
................... 4,396 4,376,602
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a) (b)
................... 3,810 3,604,922
4.28% , 01/09/28
(b)
................. 2,951 2,885,329
(1-Year EUR Swap Annual + 0.77%), 0.25% ,
11/05/28
(a) (d)
................... EUR 1,831 1,756,078
160,556,739
Chemicals — 0.1%
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. USD 449 440,073
3.38% , 02/15/29 .................. 254 230,577
Chemours Co. (The)
5.38% , 05/15/27 .................. 144 138,602
5.75% , 11/15/28
(b)
................. 115 106,827
4.63% , 11/15/29
(b)
................. 76 66,031
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 773 733,211
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 253 233,443
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
.... 91 87,651
Olympus Water US Holding Corp.
(b)
9.75% , 11/15/28 .................. 733 777,725
7.25% , 06/15/31 .................. 335 340,273
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 23 21,190
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 183 170,492
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 678 657,020
5.63% , 08/15/29 .................. 467 429,492
7.38% , 03/01/31 .................. 132 134,801
4,567,408
Commercial Services & Supplies — 0.2%
(b)
Allied Universal Holdco LLC
4.63% , 06/01/28 .................. 785 740,874
7.88% , 02/15/31 .................. 1,395 1,425,809
Aramark Services, Inc., 5.00%, 02/01/28 .... 358 347,891
Brink's Co. (The), 6.50%, 06/15/29 ....... 258 261,461
Deluxe Corp., 8.13%, 09/15/29 ......... 56 56,785
Garda World Security Corp.
4.63% , 02/15/27 .................. 192 186,475
7.75% , 02/15/28 .................. 762 786,313
GFL Environmental, Inc.
4.00% , 08/01/28 .................. 501 474,394
4.38% , 08/15/29 .................. 45 42,537
6.75% , 01/15/31 .................. 126 129,384
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ...................... 516 513,164
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ...................... USD 221 $ 218,783
RR Donnelley & Sons Co., 9.50%, 08/01/29 .. 346 351,355
Veritiv Operating Co., 10.50%, 11/30/30 .... 78 84,004
Waste Pro USA, Inc., 5.50%, 02/15/26 ..... 4 3,998
Williams Scotsman, Inc., 6.63%, 06/15/29 ... 203 205,416
5,828,643
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 661 654,729
5.00% , 04/15/29 .................. 696 694,934
4.60% , 05/23/29 .................. 805 791,833
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 36 32,462
2,173,958
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 .......... 280 260,898
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 1,116 1,135,867
Dycom Industries, Inc., 4.50%, 04/15/29 .... 55 51,324
1,448,089
Consumer Finance — 1.3%
AerCap Ireland Capital DAC, 6.45%, 04/15/27 6,543 6,746,612
Azorra Finance Ltd., 7.75%, 04/15/30
(b)
.... 89 87,694
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 27 29,018
Capital One Financial Corp.
3.75% , 03/09/27 .................. 1,880 1,835,506
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
731 754,830
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(a)
1,927 1,953,406
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 11 11,055
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 2,833 2,788,572
6.95% , 06/10/26 .................. 1,400 1,431,670
5.80% , 03/05/27 .................. 6,567 6,628,948
4.95% , 05/28/27 .................. 1,795 1,778,633
7.35% , 11/04/27 .................. 6,378 6,678,258
6.80% , 05/12/28 .................. 240 248,005
General Motors Financial Co., Inc.
4.00% , 10/06/26 .................. 4,360 4,297,915
2.35% , 02/26/27 .................. 1,082 1,025,248
5.40% , 05/08/27 .................. 2,529 2,555,424
5.80% , 01/07/29 .................. 4,506 4,596,711
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 18 18,250
8.00% , 02/15/27 .................. 110 113,460
8.00% , 06/15/28 .................. 45 47,250
6.88% , 04/15/29 .................. 199 201,506
5.88% , 03/15/30 .................. 111 108,503
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 185 187,414
Macquarie Airfinance Holdings Ltd.
(b)
8.13% , 03/30/29 .................. 168 177,678
6.50% , 03/26/31 .................. 75 77,481
Navient Corp., 9.38%, 07/25/30 ......... 422 450,861
OneMain Finance Corp.
3.50% , 01/15/27 .................. 146 139,266
6.63% , 01/15/28 .................. 57 57,706
9.00% , 01/15/29 .................. 155 164,357
6.63% , 05/15/29 .................. 156 157,942
7.88% , 03/15/30 .................. 626 653,017
4.00% , 09/15/30 .................. 13 11,554
7.50% , 05/15/31 .................. 224 229,898
SLM Corp., 3.13%, 11/02/26 ........... 108 103,024

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp., 4.55%, 08/09/29 .. USD 715 $ 706,254
47,052,926
Consumer Staples Distribution & Retail — 0.0%
(b)
Albertsons Cos., Inc.
3.25% , 03/15/26 .................. 18 17,560
5.88% , 02/15/28 .................. 163 162,328
6.50% , 02/15/28 .................. 62 62,816
3.50% , 03/15/29 .................. 280 254,845
KeHE Distributors LLC, 9.00%, 02/15/29 .... 52 53,949
Performance Food Group, Inc., 4.25%, 08/01/29 6 5,567
US Foods, Inc.
4.75% , 02/15/29 .................. 54 51,714
4.63% , 06/01/30 .................. 35 32,916
641,695
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 .................. 621 616,144
3.25% , 09/01/28 .................. 200 178,935
4.00% , 09/01/29 .................. 200 171,799
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
..................... 200 180,000
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 635 639,209
6.88% , 01/15/30 .................. 397 399,687
LABL, Inc.
(b)
5.88% , 11/01/28 .................. 204 181,744
9.50% , 11/01/28 .................. 252 252,338
8.63% , 10/01/31 .................. 228 210,918
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/27
(b)
................ 1,613 1,645,599
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 125 121,653
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 192 183,229
5.00% , 04/15/29 .................. 36 34,646
Sonoco Products Co., 2.25%, 02/01/27 .... 343 324,381
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)
..................... 200 197,136
5,337,418
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 45 40,820
Gates Corp., 6.88%, 07/01/29 .......... 190 193,271
234,091
Diversified Consumer Services — 0.0%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
... 404 399,843
Service Corp. International
3.38% , 08/15/30 .................. 4 3,500
4.00% , 05/15/31 .................. 346 308,322
Sotheby's
(b)
7.38% , 10/15/27 .................. 400 395,542
5.88% , 06/01/29 .................. 200 177,358
1,284,565
Diversified REITs — 1.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 149 135,982
GLP Capital LP
5.25% , 06/01/25 .................. 1,390 1,389,680
5.38% , 04/15/26 .................. 15,365 15,365,230
5.75% , 06/01/28 .................. 1,861 1,877,982
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 1,055 1,124,926
VICI Properties LP
4.38% , 05/15/25 .................. 23,783 23,715,570
4.25% , 12/01/26
(b)
................. 4,570 4,494,169
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.75% , 02/15/28 .................. USD 3,796 $ 3,764,091
3.88% , 02/15/29
(b)
................. 750 706,719
4.63% , 12/01/29
(b)
................. 7,946 7,610,959
4.95% , 02/15/30 .................. 3,987 3,908,068
64,093,376
Diversified Telecommunication Services — 0.3%
(b)
CCO Holdings LLC
5.13% , 05/01/27 .................. 149 146,410
5.38% , 06/01/29 .................. 924 882,818
6.38% , 09/01/29 .................. 704 697,982
4.75% , 03/01/30 .................. 545 497,676
4.25% , 02/01/31 .................. 163 142,059
7.38% , 03/01/31 .................. 133 135,591
Frontier Communications Holdings LLC
5.88% , 10/15/27 .................. 269 268,147
5.00% , 05/01/28 .................. 538 525,957
8.75% , 05/15/30 .................. 885 935,347
8.63% , 03/15/31 .................. 89 94,656
Iliad Holding SASU
7.00% , 10/15/28 .................. 644 652,611
8.50% , 04/15/31 .................. 200 212,633
Level 3 Financing, Inc.
10.50% , 04/15/29 ................. 769 856,969
4.88% , 06/15/29 .................. 135 117,450
11.00% , 11/15/29 ................. 455 512,232
10.50% , 05/15/30 ................. 300 326,700
10.75% , 12/15/30 ................. 215 240,039
Lumen Technologies, Inc.
4.13% , 04/15/29 .................. 58 52,305
4.13% , 04/15/30 .................. 58 51,651
Virgin Media Secured Finance plc, 5.50%,
05/15/29 ...................... 368 345,164
Windstream Services LLC, 8.25%, 10/01/31 . 592 611,431
Zayo Group Holdings, Inc., 4.00%, 03/01/27 . 1,160 1,069,820
9,375,648
Electric Utilities — 2.8%
AEP Texas, Inc.
3.95% , 06/01/28 .................. 914 883,162
5.45% , 05/15/29 .................. 6,030 6,107,608
Duke Energy Corp.
0.90% , 09/15/25 .................. 4,074 3,963,657
2.65% , 09/01/26 .................. 9,955 9,636,080
4.85% , 01/05/27 .................. 332 333,001
5.00% , 12/08/27 .................. 1,332 1,341,496
4.30% , 03/15/28 .................. 796 783,558
4.85% , 01/05/29 .................. 3,088 3,073,708
Edison International
4.95% , 04/15/25 .................. 779 778,357
4.70% , 08/15/25 .................. 5,328 5,322,813
Eversource Energy
4.75% , 05/15/26 .................. 694 693,439
Series U , 1.40% , 08/15/26 ........... 386 365,121
2.90% , 03/01/27 .................. 6,572 6,308,354
5.45% , 03/01/28 .................. 222 224,892
5.95% , 02/01/29 .................. 1,345 1,385,650
Series O , 4.25% , 04/01/29 ........... 689 665,527
Exelon Corp.
5.15% , 03/15/28 .................. 5,545 5,577,301
5.15% , 03/15/29 .................. 2,410 2,422,158
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
........... 2,550 2,483,170
Series B , 2.25% , 09/01/30 ............ 3,825 3,280,351
FirstEnergy Transmission LLC, 4.55%,
01/15/30
(b)
..................... 1,660 1,616,047

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Florida Power & Light Co.
5.05% , 04/01/28 .................. USD 1,241 $ 1,252,912
4.40% , 05/15/28 .................. 359 355,420
NextEra Energy Capital Holdings, Inc.
4.63% , 07/15/27 .................. 1,846 1,843,496
4.90% , 03/15/29 .................. 2,530 2,522,049
NextEra Energy Operating Partners LP
(b)
3.88% , 10/15/26 .................. 8 7,649
7.25% , 01/15/29 .................. 156 159,564
NRG Energy, Inc., 5.75%, 01/15/28 ....... 45 44,839
Oncor Electric Delivery Co. LLC, 4.65%,
11/01/29
(b)
..................... 4,860 4,810,495
Pacific Gas & Electric Co.
3.45% , 07/01/25 .................. 1,537 1,524,974
(SOFR Index + 0.95%), 5.43% , 09/04/25
(a)
6,005 6,015,022
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 217 203,666
PG&E Corp.
5.00% , 07/01/28 .................. 1,000 976,944
5.25% , 07/01/30 .................. 548 536,397
Southern California Edison Co.
5.65% , 10/01/28 .................. 1,825 1,868,170
5.15% , 06/01/29 .................. 5,870 5,904,363
Southern Co. (The)
3.25% , 07/01/26 .................. 652 638,559
5.50% , 03/15/29 .................. 7,895 8,055,060
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
..... 5,063 4,897,543
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 .................. 1,355 1,356,191
3.70% , 01/30/27 .................. 2,565 2,496,597
5.63% , 02/15/27 .................. 102 101,591
7.75% , 10/15/31 .................. 160 167,851
102,984,802
Electrical Equipment — 0.1%
Prysmian SpA, 3.63%, 11/28/28
(d)
........ EUR 1,190 1,243,459
Sensata Technologies BV, 4.00%, 04/15/29
(b)
. USD 340 312,000
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 396 373,754
1,929,213
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
614 562,447
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 236 237,220
6.25% , 04/01/28 .................. 223 221,811
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 185 184,728
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
56 58,113
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 42 43,613
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 324 330,495
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 219 218,746
9.13% , 01/31/30 .................. 39 39,661
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 99 99,987
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 32 31,564
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 234 231,852
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 53 53,826
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 67 68,365
Transocean, Inc., 8.75%, 02/15/30
(b)
...... 259 267,371
USA Compression Partners LP, 7.13%,
03/15/29
(b)
..................... 358 364,318
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 400 404,211
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... USD 99 $ 102,202
2,958,083
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 90 80,325
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 209 202,058
3.75% , 01/15/28 .................. 263 248,019
Playtika Holding Corp., 4.25%, 03/15/29 .... 28 25,382
555,784
Financial Services — 0.6%
Block, Inc.
2.75% , 06/01/26 .................. 641 617,667
3.50% , 06/01/31 .................. 131 115,343
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
552 578,695
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
45 49,767
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 176 181,622
9.13% , 05/15/31 .................. 170 175,282
Global Payments, Inc.
1.20% , 03/01/26 .................. 695 666,240
4.80% , 04/01/26 .................. 3,082 3,074,731
2.15% , 01/15/27 .................. 613 581,002
4.95% , 08/15/27 .................. 361 361,490
4.45% , 06/01/28 .................. 424 414,495
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 396 371,463
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 585 579,265
6.00% , 01/15/27 .................. 191 189,992
6.50% , 08/01/29 .................. 436 435,261
5.13% , 12/15/30 .................. 213 198,736
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 41 44,416
NTT Finance Corp., 4.37%, 07/27/27
(b)
..... 3,470 3,439,883
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 109 114,200
7.13% , 11/15/30 .................. 173 175,198
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 255 241,948
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (f)
.................... 6,315 5,976,563
UWM Holdings LLC, 6.63%, 02/01/30
(b)
.... 206 204,727
Worldline SA, 4.13%, 09/12/28
(d)
......... EUR 2,700 2,758,238
21,546,224
Food Products — 0.1%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... USD 50 51,398
Chobani LLC, 4.63%, 11/15/28 .......... 680 654,588
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 172 179,524
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 .................. 240 234,306
4.13% , 01/31/30 .................. 420 384,019
Post Holdings, Inc.
4.63% , 04/15/30 .................. 21 19,367
4.50% , 09/15/31 .................. 461 412,984
Simmons Foods, Inc., 4.63%, 03/01/29 .... 97 89,637
2,025,823
Ground Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/30
(b)
.... 220 209,964
Hertz Corp. (The), 12.63%, 07/15/29
(b)
..... 65 69,252
Norfolk Southern Corp., 2.90%, 06/15/26 ... 1,660 1,621,428
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 948 917,897
1.70% , 06/15/26 .................. 204 194,751
3.40% , 11/15/26 .................. 3,031 2,949,184

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Ryder System, Inc.
1.75% , 09/01/26 .................. USD 777 $ 738,922
2.85% , 03/01/27 .................. 5,131 4,924,352
4.30% , 06/15/27 .................. 267 263,750
5.38% , 03/15/29 .................. 354 358,418
Uber Technologies, Inc., 4.30%, 01/15/30 ... 3,685 3,565,937
15,813,855
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 559 533,568
3.88% , 11/01/29 .................. 11 10,056
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 836 865,260
Edwards Lifesciences Corp., 4.30%, 06/15/28 3,090 3,023,535
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 473 437,992
6.25% , 04/01/29 .................. 440 444,639
5.25% , 10/01/29 .................. 808 779,772
Sartorius Finance BV, 4.25%, 09/14/26
(d)
.... EUR 3,500 3,701,414
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
USD 110 111,441
Teleflex, Inc., 4.25%, 06/01/28
(b)
......... 322 305,465
10,213,142
Health Care Providers & Services — 1.6%
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 535 513,449
6.00% , 01/15/29 .................. 170 152,219
5.25% , 05/15/30 .................. 590 484,584
4.75% , 02/15/31 .................. 404 313,486
Elevance Health, Inc.
5.35% , 10/15/25 .................. 211 211,864
1.50% , 03/15/26 .................. 519 499,841
3.65% , 12/01/27 .................. 2,986 2,904,873
4.10% , 03/01/28 .................. 1,299 1,269,446
5.15% , 06/15/29 .................. 2,765 2,780,101
Encompass Health Corp., 4.75%, 02/01/30 .. 163 154,527
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
131 131,104
HCA, Inc.
5.38% , 02/01/25 .................. 11,589 11,591,146
5.25% , 04/15/25 .................. 4,150 4,154,091
7.69% , 06/15/25 .................. 303 306,550
5.88% , 02/15/26 .................. 8,018 8,058,318
5.25% , 06/15/26 .................. 9,751 9,774,640
5.20% , 06/01/28 .................. 649 650,590
5.63% , 09/01/28 .................. 2,686 2,721,693
4.13% , 06/15/29 .................. 8,910 8,498,461
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 313 293,392
Humana, Inc., 3.95%, 03/15/27 ......... 477 467,878
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 198 213,634
11.00% , 10/15/30 ................. 637 699,211
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 186 176,273
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................. 2,185 2,117,214
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 129 125,480
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 574 596,156
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 205 203,384
6.75% , 05/15/31 .................. 502 507,141
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 261 265,988
60,836,734
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 ..... 1,821 1,697,668
Security
Par (000)
Par (000) Value
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... USD 523 $ 513,179
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 116 117,694
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 71 69,988
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 102 98,673
7.25% , 07/15/28
(b)
................. 215 220,757
4.50% , 02/15/29
(b)
................. 323 304,953
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 192 186,729
Service Properties Trust, 8.63%, 11/15/31
(b)
.. 798 830,389
XHR LP, 6.63%, 05/15/30
(b)
............ 64 64,210
1,893,393
Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 170 160,764
4.38% , 01/15/28 .................. 381 363,936
5.63% , 09/15/29 .................. 100 98,502
4.00% , 10/15/30 .................. 106 94,800
Acushnet Co., 7.38%, 10/15/28
(b)
........ 34 35,138
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 311 294,816
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 58 54,303
7.00% , 02/15/30 .................. 1,030 1,049,106
Carnival Corp.
(b)
5.75% , 03/01/27 .................. 153 152,662
6.00% , 05/01/29 .................. 381 380,099
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 188 200,293
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 .................. 389 384,611
4.75% , 01/15/28 .................. 328 316,400
5.75% , 04/01/30 .................. 410 402,395
6.75% , 05/01/31 .................. 12 12,130
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
431 399,399
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... 194 198,567
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 61 63,585
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 120 120,045
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 400 396,500
5.38% , 12/04/29 .................. 800 730,008
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 600 579,254
MGM Resorts International, 6.13%, 09/15/29 . 241 240,697
NCL Corp. Ltd.
(b)
8.38% , 02/01/28 .................. 61 63,780
8.13% , 01/15/29 .................. 48 50,579
6.25% , 03/01/30 .................. 318 314,212
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 62 66,418
Royal Caribbean Cruises Ltd., 5.63%,
09/30/31
(b)
..................... 548 539,045
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 142 140,046
10.75% , 11/15/29 ................. 71 73,246
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 52 49,761
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... 176 179,754
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 416 394,727
Viking Cruises Ltd., 9.13%, 07/15/31
(b)
..... 278 298,922
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 39 38,382

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. USD 600 $ 576,000
5.13% , 12/15/29 .................. 200 185,000
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 468 448,238
7.13% , 02/15/31 .................. 208 216,613
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 4 3,825
10,366,558
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 40 40,623
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 302 280,737
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
222 218,206
DR Horton, Inc., 1.30%, 10/15/26 ........ 408 383,871
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
45 46,885
Empire Communities Corp., 9.75%, 05/01/29
(b)
42 44,186
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 344 374,542
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 49 51,399
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 39 36,282
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
100 105,243
Newell Brands, Inc., 5.70%, 04/01/26
(c)
..... 4,974 4,971,879
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 47 49,691
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 25 23,923
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 158 145,588
3.88% , 10/15/31 .................. 138 120,396
6,893,451
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 85 75,166
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ...................... 33 31,433
Spectrum Brands, Inc., 3.88%, 03/15/31 .... 16 13,769
120,368
Independent Power and Renewable Electricity Producers
— 0.0%
(b)
Calpine Corp., 5.13%, 03/15/28 ......... 332 321,972
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 240 229,520
551,492
Insurance — 0.3%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 869 829,476
6.75% , 04/15/28 .................. 227 227,534
7.00% , 01/15/31 .................. 610 612,382
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 71 71,435
4.88% , 06/30/29 .................. 199 186,861
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 106 107,433
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
.... 904 930,940
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
1,106 1,123,916
HUB International Ltd., 7.25%, 06/15/30
(b)
... 2,116 2,168,372
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(b)
................ 240 252,432
Marsh & McLennan Cos., Inc., 4.55%, 11/08/27 2,580 2,578,000
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
1,327 1,340,262
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 42 39,430
10,468,473
IT Services — 0.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 200 180,857
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 200 195,250
Security
Par (000)
Par (000) Value
IT Services (continued)
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
USD 200 $ 189,335
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
415 423,163
Twilio, Inc., 3.63%, 03/15/29 ........... 285 262,102
1,250,707
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 47 47,078
Machinery — 0.2%
Chart Industries, Inc., 7.50%, 01/01/30
(b)
.... 469 487,609
Esab Corp., 6.25%, 04/15/29
(b)
.......... 103 104,281
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 728 760,036
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 79 80,977
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
91 84,073
Terex Corp., 5.00%, 05/15/29
(b)
......... 169 160,934
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,091 1,067,997
Traton Finance Luxembourg SA
(d)
4.13% , 11/22/25 .................. EUR 900 939,998
3.75% , 03/27/27 .................. 3,600 3,776,113
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 225 205,456
7,667,474
Media — 0.8%
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 28 23,396
Charter Communications Operating LLC
6.15% , 11/10/26 .................. 11,802 12,026,824
4.20% , 03/15/28 .................. 9,810 9,483,018
5.05% , 03/30/29 .................. 639 625,255
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 179 172,300
9.00% , 09/15/28 .................. 854 894,331
7.88% , 04/01/30 .................. 1,084 1,115,645
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 766 746,313
GCI LLC, 4.75%, 10/15/28
(b)
........... 117 109,270
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 320 319,978
Informa plc, 2.13%, 10/06/25
(d)
.......... EUR 1,311 1,348,860
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... USD 302 273,249
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 332 308,801
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 180 175,180
4.25% , 01/15/29 .................. 646 600,705
4.63% , 03/15/30 .................. 48 44,355
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 .................. 55 52,831
5.00% , 08/01/27 .................. 507 493,071
4.00% , 07/15/28 .................. 35 32,247
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 200 194,244
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 435 433,248
8.00% , 08/15/28 .................. 498 507,024
8.50% , 07/31/31 .................. 248 243,164
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 200 188,547
30,411,856
Metals & Mining — 0.7%
Anglo American Capital plc, 3.75%, 06/15/29
(d)
EUR 4,190 4,431,356
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. USD 194 200,751
11.50% , 10/01/31 ................. 685 766,365
ATI, Inc.
5.88% , 12/01/27 .................. 540 535,194
4.88% , 10/01/29 .................. 77 73,345
7.25% , 08/15/30 .................. 217 223,142

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... USD 740 $ 739,240
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 33 33,005
7.63% , 03/15/30 .................. 15 15,362
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
.... 118 116,737
Constellium SE
(b)
5.63% , 06/15/28 .................. 387 378,452
3.75% , 04/15/29 .................. 607 549,426
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 193 186,004
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
200 211,626
Glencore Funding LLC
(b)
5.34% , 04/04/27 .................. 388 391,325
3.88% , 10/27/27 .................. 504 489,674
5.40% , 05/08/28 .................. 192 193,968
6.13% , 10/06/28 .................. 4,402 4,539,318
5.37% , 04/04/29 .................. 8,320 8,385,450
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 870 817,999
4.50% , 06/01/31 .................. 24 21,156
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 15 15,737
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 243 244,024
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 969 922,978
4.75% , 01/30/30 .................. 328 301,350
24,782,984
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... 52 53,457
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 17 17,023
4.25% , 02/01/27 .................. 175 168,747
7.00% , 07/15/31 .................. 111 113,739
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 44 42,541
7.25% , 04/01/29 .................. 150 153,870
6.00% , 04/15/30 .................. 46 45,150
6.50% , 07/01/30 .................. 74 74,093
668,620
Multi-Utilities — 0.3%
Engie SA, 3.63%, 12/06/26
(d)
........... EUR 3,100 3,262,272
National Grid North America, Inc., 4.15%,
09/12/27
(d)
..................... 3,990 4,264,555
Sempra, 3.30%, 04/01/25 ............. USD 1,379 1,373,347
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 226 228,914
9,129,088
Oil, Gas & Consumable Fuels — 4.8%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 227 232,146
Antero Midstream Partners LP
(b)
5.75% , 01/15/28 .................. 48 47,622
5.38% , 06/15/29 .................. 231 224,953
Ascent Resources Utica Holdings LLC
(b)
8.25% , 12/31/28 .................. 113 115,354
5.88% , 06/30/29 .................. 254 247,363
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 30 30,651
Blue Racer Midstream LLC, 7.00%, 07/15/29
(b)
211 215,504
Buckeye Partners LP
(b)
4.13% , 03/01/25 .................. 17 16,954
6.88% , 07/01/29 .................. 48 48,582
Canadian Natural Resources Ltd., 5.00%,
12/15/29
(b)
..................... 3,235 3,198,957
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 ...................... 5,815 5,459,279
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 9,709 9,400,050
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.25% , 01/31/32 .................. USD 1,333 $ 1,155,862
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 335 345,146
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 95 98,664
8.63% , 11/01/30 .................. 366 383,292
8.75% , 07/01/31 .................. 46 47,956
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 443 431,682
5.88% , 01/15/30 .................. 357 332,945
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 500 477,564
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 5,402 5,024,182
5.15% , 01/30/30 .................. 8,611 8,629,303
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 216 201,718
Enbridge Energy Partners LP, 5.88%, 10/15/25 354 355,841
Enbridge, Inc.
2.50% , 01/15/25 .................. 2,455 2,452,546
2.50% , 02/14/25 .................. 9,391 9,363,233
5.25% , 04/05/27 .................. 1,285 1,300,292
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ 112 118,160
Energy Transfer LP
4.05% , 03/15/25 .................. 9,209 9,190,792
5.95% , 12/01/25 .................. 730 735,147
4.20% , 04/15/27 .................. 1,344 1,326,093
5.63% , 05/01/27
(b)
................. 4,911 4,912,267
5.50% , 06/01/27 .................. 6,720 6,806,302
5.55% , 02/15/28 .................. 2,587 2,626,270
6.10% , 12/01/28 .................. 7,120 7,395,327
6.00% , 02/01/29
(b)
................. 2,011 2,039,769
EQM Midstream Partners LP, 6.38%, 04/01/29
(b)
261 261,878
EQT Corp.
5.70% , 04/01/28 .................. 1,078 1,093,131
5.00% , 01/15/29 .................. 2,114 2,083,654
Genesis Energy LP
7.75% , 02/01/28 .................. 44 44,053
8.25% , 01/15/29 .................. 233 235,302
8.88% , 04/15/30 .................. 286 291,005
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 96 96,669
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 127 128,256
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 120 116,208
5.75% , 02/01/29 .................. 292 278,582
6.00% , 04/15/30 .................. 351 329,870
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 291 305,624
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 311 284,701
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
..... 36 36,828
Matador Resources Co., 6.88%, 04/15/28
(b)
.. 120 121,660
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(b)
..................... 63 61,603
MPLX LP
4.88% , 06/01/25 .................. 1,244 1,243,130
1.75% , 03/01/26 .................. 973 939,413
4.13% , 03/01/27 .................. 1,498 1,475,764
4.25% , 12/01/27 .................. 1,061 1,044,336
4.00% , 03/15/28 .................. 2,397 2,325,513
NFE Financing LLC, 12.00%, 11/15/29
(b)
.... 191 200,360
NGL Energy Operating LLC, 8.13%, 02/15/29
(b)
1,111 1,125,605
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 476 483,295
8.75% , 06/15/31 .................. 30 30,966
Occidental Petroleum Corp., 5.00%, 08/01/27 4,020 4,021,909

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc., 5.55%, 11/01/26 .......... USD 7,235 $ 7,325,111
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 72 70,653
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 163 166,445
5.88% , 07/01/29 .................. 373 365,986
9.88% , 07/15/31 .................. 271 297,960
Petroleos Mexicanos, 7.50%, 03/31/26
(b)
.... 3,800 3,795,250
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 84 86,540
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 88 83,550
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 .................. 13,171 13,198,344
4.20% , 03/15/28 .................. 3,876 3,784,329
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 266 273,468
SM Energy Co., 6.50%, 07/15/28 ........ 209 207,690
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(b)
..................... 80 82,971
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 141 135,604
7.38% , 02/15/29 .................. 268 268,848
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 40 41,038
9.38% , 02/01/31 .................. 69 70,338
Targa Resources Corp.
5.20% , 07/01/27 .................. 5,343 5,374,413
6.15% , 03/01/29 .................. 2,891 3,000,722
Targa Resources Partners LP
6.50% , 07/15/27 .................. 6,855 6,904,346
5.00% , 01/15/28 .................. 2,324 2,298,788
5.50% , 03/01/30 .................. 1,375 1,379,325
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 44 41,086
TransCanada PipeLines Ltd.
4.88% , 01/15/26 .................. 186 185,945
4.25% , 05/15/28 .................. 771 752,647
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... 1,028 944,442
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 1,463 1,617,004
7.00% , 01/15/30 .................. 391 396,857
8.38% , 06/01/31 .................. 473 493,304
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 44 43,658
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 4,017 3,961,065
7.38% , 11/01/31 .................. 14,110 14,772,328
Vital Energy, Inc., 9.75%, 10/15/30 ....... 483 509,238
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 114 109,694
Williams Cos., Inc. (The), 4.90%, 03/15/29 .. 765 759,340
177,445,410
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(b)
....... 83 81,029
Passenger Airlines — 0.6%
American Airlines, Inc., 8.50%, 05/15/29
(b)
... 207 217,336
AS Mileage Plan IP Ltd., 5.02%, 10/20/29
(b)
.. 7,240 7,052,284
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 10,265 10,308,398
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 135 135,095
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 .. 406 405,341
Series 2020-1 , Class A , 5.88% , 10/15/27 .. 2,286 2,334,646
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 527 501,064
20,954,164
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.2%
Bayer AG
(d)
0.05% , 01/12/25 .................. EUR 2,900 $ 3,001,682
4.00% , 08/26/26 .................. 3,240 3,409,859
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
USD 291 308,324
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 276 260,233
Organon & Co., 4.13%, 04/30/28
(b)
....... 200 187,897
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. 346 331,617
4.75% , 05/09/27 .................. 200 195,012
7,694,624
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 622 578,781
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 532 506,618
KBR, Inc., 4.75%, 09/30/28 ............ 16 15,341
1,100,740
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
..................... 246 217,808
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. 191 191,174
8.88% , 09/01/31 .................. 244 262,686
Fantasia Holdings Group Co. Ltd.
(d)(g)(h)
10.88% , 01/09/23 ................. 1,167 26,257
11.88% , 06/01/23 ................. 667 15,008
9.25% , 07/28/23 .................. 667 15,008
9.88% , 10/19/24 .................. 333 7,492
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
205 199,124
934,557
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 95 90,091
Realty Income Corp.
4.63% , 11/01/25 .................. 191 190,760
0.75% , 03/15/26 .................. 753 717,943
4.88% , 06/01/26 .................. 351 351,848
3.00% , 01/15/27 .................. 520 502,875
3.25% , 06/15/29 .................. 3,133 2,919,261
4,772,778
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
3.46% , 09/15/26 .................. 1,427 1,398,930
5.05% , 07/12/27 .................. 6,294 6,352,293
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 188 180,012
Intel Corp., 4.88%, 02/10/28 ........... 3,966 3,945,763
Microchip Technology, Inc., 5.05%, 03/15/29 . 2,672 2,666,518
NXP BV
2.70% , 05/01/25 .................. 3,075 3,050,308
3.40% , 05/01/30 .................. 4,674 4,282,225
21,876,049
Software — 0.6%
AppLovin Corp., 5.13%, 12/01/29 ........ 3,660 3,651,052
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 242 235,164
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 415 429,571
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 487 494,020
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 421 416,028
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 1,005 936,210
4.88% , 07/01/29 .................. 62 57,797
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
2,844 2,791,508
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 270 270,114
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 200 188,726
Gen Digital, Inc., 6.75%, 09/30/27
(b)
....... 181 183,724

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Oracle Corp.
2.65% , 07/15/26 .................. USD 1,112 $ 1,078,077
2.80% , 04/01/27 .................. 7,460 7,162,940
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 676 669,518
UKG, Inc., 6.88%, 02/01/31
(b)
........... 1,504 1,525,857
Workday, Inc., 3.50%, 04/01/27 ......... 484 471,790
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
191 173,576
20,735,672
Specialized REITs — 1.5%
American Tower Corp.
3.38% , 10/15/26 .................. 4,255 4,156,150
2.75% , 01/15/27 .................. 2,162 2,076,554
3.65% , 03/15/27 .................. 10,805 10,549,762
3.55% , 07/15/27 .................. 10,510 10,188,410
5.00% , 01/31/30 .................. 900 894,819
Crown Castle, Inc.
1.05% , 07/15/26 .................. 4,335 4,095,876
3.65% , 09/01/27 .................. 4,235 4,106,878
5.00% , 01/11/28 .................. 1,150 1,148,976
Equinix, Inc.
1.00% , 09/15/25 .................. 1,549 1,508,147
1.45% , 05/15/26 .................. 696 665,651
2.90% , 11/18/26 .................. 5,063 4,886,733
1.80% , 07/15/27 .................. 6,942 6,453,741
1.55% , 03/15/28 .................. 1,342 1,208,780
2.00% , 05/15/28 .................. 4,089 3,720,736
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 568 580,363
5.25% , 07/15/30 .................. 12 11,455
SBA Communications Corp., 3.13%, 02/01/29 377 340,293
56,593,324
Specialty Retail — 0.0%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 6 5,751
4.75% , 03/01/30 .................. 91 85,107
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. 264 295,230
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 70 70,140
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 152 143,360
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 526 491,154
Staples, Inc., 10.75%, 09/01/29
(b)
........ 118 116,087
1,206,829
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 80 82,124
Seagate HDD Cayman
8.25% , 12/15/29 .................. 202 215,230
8.50% , 07/15/31 .................. 145 155,057
452,411
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 ........... 122 112,777
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 56 55,131
9.00% , 02/15/31 .................. 6 6,395
Levi Strauss & Co., 3.50%, 03/01/31 ...... 121 105,827
S&S Holdings LLC, 8.38%, 10/01/31 ...... 48 48,340
328,470
Tobacco — 1.1%
Altria Group, Inc.
2.35% , 05/06/25 .................. 2,238 2,218,829
2.63% , 09/16/26 .................. 2,202 2,126,506
6.20% , 11/01/28 .................. 6,887 7,157,977
4.80% , 02/14/29 .................. 10,140 10,019,106
Security
Par (000)
Par (000) Value
Tobacco (continued)
BAT Capital Corp.
3.56% , 08/15/27 .................. USD 328 $ 317,372
2.26% , 03/25/28 .................. 6,631 6,091,918
BAT International Finance plc
1.67% , 03/25/26 .................. 99 95,243
4.45% , 03/16/28 .................. 3,019 2,970,347
5.93% , 02/02/29 .................. 10,429 10,737,537
41,734,835
Trading Companies & Distributors — 0.1%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 102 103,484
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 252 246,467
7.88% , 12/01/30 .................. 765 805,176
7.00% , 05/01/31 .................. 784 799,792
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 250 246,805
6.63% , 06/15/29 .................. 291 294,687
Imola Merger Corp., 4.75%, 05/15/29 ...... 299 283,539
2,779,950
Wireless Telecommunication Services — 1.6%
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 200 182,161
Rogers Communications, Inc.
2.90% , 11/15/26 .................. 1,710 1,651,161
3.20% , 03/15/27 .................. 8,292 8,010,737
5.00% , 02/15/29 .................. 4,404 4,375,935
Sprint LLC, 7.63%, 03/01/26 ........... 5,210 5,325,297
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
. 467 466,609
T-Mobile USA, Inc.
1.50% , 02/15/26 .................. 1,316 1,269,609
2.25% , 02/15/26 .................. 8,331 8,091,714
2.63% , 04/15/26 .................. 11,230 10,943,810
3.75% , 04/15/27 .................. 7,125 6,960,830
5.38% , 04/15/27 .................. 456 458,398
4.75% , 02/01/28 .................. 1,665 1,654,613
4.95% , 03/15/28 .................. 490 490,232
4.85% , 01/15/29 .................. 6,700 6,662,290
2.63% , 02/15/29 .................. 2,087 1,897,089
58,440,485
Total Corporate Bonds — 39 .4%
(Cost: $ 1,458,914,120 ) ............................ 1,460,624,785
Foreign Agency Obligations
Canada — 0.8%
(b)
OMERS Finance Trust , 1.10%
,
03/26/26 .... 17,380 16,652,635
Ontario Teachers' Finance Trust , 4.25%
,
04/25/28 ....................... 13,860 13,696,348
30,348,983
Total Foreign Agency Obligations — 0 .8%
(Cost: $ 31,212,797 ) ............................... 30,348,983
Foreign Government Obligations
Canada — 1.3%
Canadian Government Bond , 3.25%
,
11/01/26 CAD 70,000 48,969,564
Total Foreign Government Obligations — 1 .3%
(Cost: $ 49,449,105 ) ............................... 48,969,564

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development
Authority , Series 2024 , RB ,
7.38% , 10/01/29
(b)
................. USD 1,270 $ 1,292,740
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ..... 2,035 2,084,812
Total Municipal Bonds — 0 .1%
(Cost: $ 3,305,000 ) ............................... 3,377,552
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.2%
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(b) (c)
................ 4,250 4,242,027
Angel Oak Mortgage Trust
(b)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 . 2,001 2,017,727
Series 2024-1, Class A1, 5.21%, 08/25/68 . 5,611 5,546,809
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b) (c)
............. 3,968 3,946,417
Atlas Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
5.56%, 09/20/61
(d)
............... GBP 550 689,409
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
6.01%, 09/20/61
(d)
............... 100 124,778
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.26%, 09/20/61
(d)
............... 104 129,650
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.91%, 09/20/61
(d)
............... 100 124,669
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 5.81%, 07/20/45
(a) (d)
.......... 786 984,910
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.82%, 11/25/33
(a)
......... USD 115 103,894
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(b) (c)
.... 4,607 4,621,075
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 6.40%,
08/27/58
(a) (d)
..................... GBP 520 648,191
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 4.54%, 07/25/34
(a)
.............. USD 154 142,818
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class A1, 6.60%, 09/25/63
(b) (c)
.... 3,703 3,740,340
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.31%, 06/17/58
(d)
............... GBP 102 127,860
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 6.20%,
01/17/59
(d)
.................... 318 396,638
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 6.60%,
01/17/59
(d)
.................... 178 220,065
Chase Home Lending Mortgage Trust, Series
2019-ATR2, Class A11, (1-mo. CME Term
SOFR at 0.00% Floor and 6.50% Cap +
1.01%), 5.35%, 07/25/49
(a) (b)
.......... USD 612 582,836
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 170 162,625
Series 2005-HYB8, Class 2A1, 4.57%,
12/20/35
(a)
.................... 468 417,396
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
..................... USD 3,445 $ 3,037,608
Citadel plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.02%), 5.75%,
04/28/60
(d)
.................... GBP 1,000 1,252,724
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.45%), 6.18%,
04/28/60
(d)
.................... 100 125,219
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.75%), 6.48%,
04/28/60
(d)
.................... 100 125,219
Series 2024-1, Class D, (Sterling Overnight
Index Average + 2.45%), 7.18%,
04/28/60
(d)
.................... 100 125,144
Series 2024-1, Class E, (Sterling Overnight
Index Average + 3.75%), 8.48%,
04/28/60
(d)
.................... 100 125,142
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a) (b)
......... USD 2,255 2,143,672
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
..................... 5,254 4,972,477
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B4, 6.32%,
04/25/43 ..................... 396 394,159
Series 2015-1, Class A1, 2.50%, 01/25/45 . 4,662 3,984,021
Series 2017-RPL1, Class A1, 2.75%,
07/25/57 ..................... 391 379,356
Dilosk Rmbs No. 8 Sts DAC
(a)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 3.65%, 05/20/62
(d)
EUR 489 506,011
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 3.90%, 05/20/62
(d)
131 134,589
Dilosk Rmbs No. 9 Dac, Series 9, Class A,
(3-mo. EURIBOR at 0.00% Floor + 0.68%),
3.77%, 01/25/63
(a) (d)
................ 281 290,754
Driver Australia Ten, Series 10, Class B,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.50%), 5.82%,
02/21/33
(a) (d)
..................... AUD 100 61,863
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 4.17%, 07/28/58
(d)
EUR 740 766,341
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 3.87%, 04/28/59
(d)
820 845,723
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 4.12%, 04/28/59
(d)
503 517,880
East One plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.10%, 12/27/55
(d)
............... GBP 428 538,889
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.40%, 12/27/55
(d)
............... 231 290,229
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
6.70%, 12/27/55
(d)
............... 375 469,005
Edenbrook Mortgage Funding plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
6.65%, 03/22/57
(d)
............... 330 414,408
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
7.25%, 03/22/57
(d)
............... 191 239,212

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 5.82%, 10/21/55
(a) (d)
..... GBP 449 $ 565,071
Exmoor Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
5.58%, 03/25/94
(d)
............... 453 567,559
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.60%, 03/25/94
(d)
............... 112 140,032
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
7.50%, 03/25/94
(d)
............... 100 125,031
Finsbury Square Green plc, Series 2021-
1GRX, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.25%), 5.96%,
12/16/67
(a) (d)
..................... 1,045 1,306,578
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.11%, 12/16/71
(d)
............... 371 464,105
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.41%, 12/16/71
(d)
............... 200 248,090
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
............. USD 1,674 1,622,003
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 6.01%, 12/16/67
(a) (d)
..... GBP 218 273,028
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ1, Class B1, 4.03%,
08/25/49
(a) (b)
..................... USD 1,411 1,355,395
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.15%), 5.85%, 09/28/55
(d)
......... GBP 741 922,570
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 6.20%, 09/28/55
(d)
......... 441 544,316
Homes Trust, Series 2024-NQM2, Class A1,
5.72%, 10/25/69
(b) (c)
................ USD 5,690 5,689,706
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
.... 1,639 1,621,940
Hops Hill NO 4 plc
(a)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 5.58%,
04/21/56
(d)
.................... GBP 700 878,668
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 6.00%,
04/21/56
(d)
.................... 265 332,253
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 6.40%,
04/21/56
(d)
.................... 214 267,050
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 7.00%,
04/21/56
(d)
.................... 215 268,309
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 5.70%, 06/25/50 ...... USD 175 173,489
Series 2021-3, Class A12, 5.50%, 07/25/51 7,411 7,293,081
Series 2021-6, Class A12, 5.00%, 10/25/51 7,421 7,044,915
Series 2021-7, Class A12, 5.00%, 11/25/51 4,259 4,037,832
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ..................... 4,409 4,276,878
Series 2024-2, Class A3, 6.00%, 08/25/54 . 2,110 2,104,153
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Jupiter Mortgage No. 1 plc
(a)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
5.74%, 07/20/55
(d)
............... GBP 603 $ 756,634
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.44%, 07/20/55
(d)
............... 1,362 1,707,535
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.99%, 07/20/55
(d)
............... 430 545,210
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.74%, 07/20/55
(d)
............... 293 372,212
Lanebrook Mortgage Transaction plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.99%, 07/20/58
(d)
............... 158 197,545
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
5.51%, 03/15/61
(d)
............... 298 374,257
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%,
10/25/58 ..................... USD 1,758 1,780,839
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ..................... 4,590 4,629,259
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 . 495 492,220
Series 2018-1, Class A1, 3.25%, 05/25/62 . 992 977,985
Series 2018-3, Class A1, 3.50%, 08/25/58 . 1,587 1,555,221
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 4.37%, 04/28/62
(a) (d)
.......... EUR 355 366,482
Molossus Btl plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 5.70%, 04/18/61
(a) (d)
..... GBP 608 762,142
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.23%, 11/25/34
(a)
. USD 337 321,732
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 6.15%, 06/23/53
(a) (d)
..... GBP 111 138,698
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%, 09/25/56 USD 878 811,341
Series 2018-1A, Class A1A, 4.00%, 12/25/57 3,076 2,939,902
Series 2020-1A, Class A1B, 3.50%, 10/25/59 7,440 6,933,837
OBX Trust
(b)(c)
Series 2023-NQM4, Class A1, 6.11%,
03/25/63 ..................... 9,444 9,488,950
Series 2023-NQM6, Class A1, 6.52%,
07/25/63 ..................... 5,529 5,583,781
Permanent Master Issuer plc, Series 2024-
1X, Class 1A1, (Sterling Overnight Index
Average at 0.00% Floor + 0.55%), 5.30%,
07/15/73
(a) (d)
..................... GBP 876 1,097,164
Pierpont BTL plc, Series 2024-1, Class D,
(Sterling Overnight Index Average + 2.20%),
6.93%, 09/21/61
(a) (d)
................ 100 125,024
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 5.69%, 07/16/60
(a) (d)
.......... 447 562,301
Polaris plc
(a)
Series 2022-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.40%),
8.10%, 10/23/59
(d)
............... 538 672,509

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.05%, 02/26/61
(d)
............... GBP 421 $ 528,948
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.40%, 02/26/61
(d)
............... 144 181,386
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.40%, 02/26/61
(d)
............... 105 133,326
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.70%, 02/26/61
(d)
............... 100 126,006
PRKCM Trust, Series 2023-AFC1, Class A1,
6.60%, 02/25/58
(b) (c)
................ USD 1,953 1,967,446
Provident Funding Mortgage Trust
(a)(b)
Series 2021-INV1, Class A3, 2.50%,
08/25/51 ..................... 1,886 1,642,751
Series 2021-INV2, Class 1A3, 2.50%,
11/25/51 ..................... 2,451 2,115,485
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(b) (c)
................ 1,087 1,061,329
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index
Average at 0.00% Floor + 0.27%), 4.98%,
06/12/44
(a) (d)
..................... GBP 229 280,397
Sequoia Mortgage Trust
(a)(b)
Series 2017-CH1, Class A2, 3.50%, 08/25/47 USD 192 174,355
Series 2024-HYB1, Class A1A, 4.52%,
11/25/63 ..................... 4,756 4,666,688
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
......... 808 804,929
Silverstone Master Issuer plc, Series 2023-
1, Class 2A, (Sterling Overnight Index
Average at 0.00% Floor + 0.50%), 5.24%,
01/21/70
(a) (d)
..................... GBP 635 794,130
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor and 9.75% Cap +
1.75%), 6.46%, 06/12/45
(d)
......... 535 667,996
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor and 10.20% Cap
+ 2.20%), 6.91%, 06/12/45
(d)
........ 329 408,300
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor and 11.30% Cap
+ 3.30%), 8.01%, 06/12/45
(d)
........ 450 555,020
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
. USD 1,395 1,318,423
Stratton Mortgage Funding plc
(a)
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
5.60%, 06/28/50
(d)
............... GBP 444 556,687
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.05%, 06/28/50
(d)
............... 315 394,263
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.20%, 06/28/50
(d)
............... 242 301,453
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.05%, 06/25/49
(d)
............... 459 574,346
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.20%, 06/25/49
(d)
............... 100 124,839
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.75%,
09/25/34
(a)
...................... USD 409 $ 366,922
Together Asset-Backed Securitisation plc
(a)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.25%), 6.00%, 07/12/63
(d)
......... GBP 108 135,179
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 5.66%, 08/15/64
(d)
......... 509 640,007
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 6.41%, 08/20/55
(d)
......... 156 197,239
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 7.21%, 08/20/55
(d)
......... 103 130,042
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 8.21%, 08/20/55
(d)
......... 119 152,302
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.75%, 10/25/53 . USD 5,166 5,139,875
Series 2017-4, Class A1, 2.75%, 06/25/57 . 5,610 5,445,407
Series 2017-6, Class A1, 2.75%, 10/25/57 . 4,387 4,283,580
Series 2018-1, Class A1, 3.00%, 01/25/58 . 2,187 2,151,116
Series 2018-2, Class A1, 3.25%, 03/25/58 . 2,556 2,511,456
Series 2018-6, Class A1A, 3.75%, 03/25/58 3,751 3,710,063
Tower Bridge Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 6.23%,
11/20/63
(d)
.................... GBP 140 175,378
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 6.53%,
11/20/63
(d)
.................... 169 211,577
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.74%, 01/20/66
(d)
............... 154 195,391
Series 2024-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.74%, 01/20/66
(d)
............... 156 198,640
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
5.93%, 05/20/66
(d)
............... 100 125,194
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.11%, 12/20/66
(d)
............... 100 125,183
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
6.61%, 12/20/66
(d)
............... 100 125,070
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
5.65%, 07/15/59
(a) (d)
................ 676 848,280
Twin Bridges plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.31%, 03/12/55
(d)
............... 436 547,440
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.81%, 03/12/55
(d)
............... 220 275,874
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
5.86%, 09/12/55
(d)
............... 435 541,545
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.21%, 09/12/55
(d)
............... 187 232,647

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.41%, 12/12/55
(d)
............... GBP 365 $ 451,749
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............ USD 4,621 4,402,748
Verus Securitization Trust, Series 2022-INV2,
Class A1, 6.79%, 10/25/67
(b) (c)
......... 2,945 2,961,948
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 6.75%, 03/01/27
(a) (b)
.......... 1 849
Wells Fargo Mortgage Backed Securities Trust
(a)
(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 . 664 566,392
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,238 1,029,843
Winchester 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.55%), 6.28%, 10/21/56
(d)
.. GBP 100 125,097
Series 1, Class D, (Sterling Overnight Index
Average + 2.00%), 6.73%, 10/21/56
(d)
.. 100 125,098
193,532,245
Commercial Mortgage-Backed Securities — 7.3%
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................ USD 4,480 4,799,425
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.66%, 04/15/34
(a) (b)
.......... 5,530 5,129,074
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 2,109 2,103,964
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 4,903 4,892,226
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 15,445,586
BANK5, Series 2024-5YR10, Class A3, 5.30%,
10/15/57 ....................... 8,500 8,540,119
BBCMS Mortgage Trust, Series 2024-5C31,
Class A3, 5.61%, 12/15/57 ........... 4,900 4,999,264
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.89%, 11/15/41 ................ 1,030 1,030,000
Series 2024-UNIV, Class B, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.24%, 11/15/41 ................ 760 760,000
BFLD Mortgage Trust, Series 2024-WRHS,
Class A, (1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.89%, 08/15/26
(a) (b)
..... 3,131 3,136,439
BLP Commercial Mortgage Trust
(a)(b)
Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.74%, 03/15/41 ................ 2,482 2,482,715
Series 2024-IND2, Class D, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.99%, 03/15/41 ................ 575 575,686
BMO Mortgage Trust, Series 2024-5C8, Class
A3, 5.63%, 12/15/57
(a)
.............. 4,710 4,796,727
BX Commercial Mortgage Trust
(a)(b)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 5.39%,
01/17/39 ..................... 2,200 2,193,812
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.09%, 08/15/39 ................ 3,600 3,624,783
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-AIRC, Class B, (1-mo. CME
Term SOFR at 2.14% Floor + 2.14%),
6.54%, 08/15/39 ................ USD 3,655 $ 3,670,991
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.26%, 10/15/41 ................ 2,232 2,246,068
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.80%, 12/15/39 ................ 2,480 2,480,761
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.84%,
02/15/39 ..................... 1,926 1,930,678
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.09%,
02/15/39 ..................... 1,470 1,474,448
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.84%,
02/15/39 ..................... 3,956 3,972,150
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.79%,
03/15/41 ..................... 3,913 3,928,458
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME
Term SOFR at 1.28% Floor + 1.39%),
5.79%, 06/15/36 ................ 3,450 3,433,180
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.04%, 02/15/41 .... 6,073 6,078,693
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.84%, 04/15/41 ................ 2,521 2,527,050
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.49%,
03/15/41 ..................... 2,950 2,959,112
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 7.44%,
03/15/41 ..................... 1,190 1,192,571
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.89%, 07/15/29 ................ 5,000 5,020,313
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
at 2.50% Floor + 2.50%), 5.50%,
05/22/34
(d)
.................... EUR 4,583 4,787,518
Series 2022-1X, Class B, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.50%,
05/22/34
(d)
.................... 2,190 2,250,985
CD Mortgage Trust, Series 2017-CD5, Class
A4, 3.43%, 08/15/50 ............... USD 2,635 2,534,038
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.02%, 09/15/38
(a) (b)
................ 4,538 4,554,702
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class A4, 3.28%, 05/10/58 ..... 3,056 3,000,698
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 8,928,101
Series 2016-C1, Class A3, 2.94%, 05/10/49 497 486,985
Series 2016-P3, Class A2, 2.74%, 04/15/49 111 111,224
Commercial Mortgage Trust
Series 2015-CR23, Class A4, 3.50%,
05/10/48 ..................... 5,750 5,730,185
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 51 50,481
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ..................... 1,090 1,080,932

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-PC1, Class B, 4.28%,
07/10/50
(a)
.................... USD 4,175 $ 3,946,735
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.24%, 06/15/41
(a) (b)
.............. 5,600 5,600,182
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 6.04%, 08/15/41
(a) (b)
.......... 2,080 2,090,400
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
...................... 3,543 3,453,436
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 2,458 2,447,286
Series 2015-C4, Class A4, 3.81%, 11/15/48 1,895 1,878,322
CSMC Trust, Series 2021-BHAR, Class C,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 6.51%, 11/15/38
(a) (b)
........... 2,500 2,466,608
DBSG Mortgage Trust, Series 2024-ALTA,
Class A, 5.95%, 06/10/37
(a) (b)
.......... 5,145 5,204,419
ELM Trust, Series 2024-ELM, Class D10,
6.63%, 06/10/39
(a) (b)
................ 2,840 2,866,794
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
..................... 3,699 3,698,553
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
...... 2,000 1,998,881
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
6.49%, 03/15/28 ................ 3,690 3,703,837
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.19%, 03/15/28 ................ 3,065 3,086,072
GS Mortgage Securities Trust, Series 2011-
GC5, Class AS, 5.15%, 08/10/44
(a) (b)
..... 3,686 3,534,485
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 5.66%, 10/15/36
(a) (b)
..... 5,557 5,473,645
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.14%, 11/15/41
(a) (b)
.......... 1,580 1,579,506
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ..................... 7,070 6,632,221
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
6.01%, 09/15/29
(a)
............... 724 682,429
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.................... 1,000 802,712
Series 2024-IGLG, Class A, 5.17%,
11/09/39
(a)
.................... 2,720 2,712,030
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,102,806
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 4.40%, 08/17/33
(d)
EUR 1,331 1,367,176
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 4.91%, 08/17/33
(d)
1,031 1,060,390
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 1.20% Floor + 1.20%), 4.21%,
08/17/31
(d)
.................... 939 967,985
Series 2021-1X, Class C, (3-mo. EURIBOR
at 1.60% Floor + 1.60%), 4.61%,
08/17/31
(d)
.................... 1,061 1,093,744
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.84%, 10/15/41
(a) (b)
................ USD 5,000 $ 5,003,125
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.09%, 08/15/40
(a) (b)
................ 2,329 2,364,555
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.19%,
12/15/41
(a)
.................... 451 453,255
Series 2024-TWA, Class E, 8.73%, 06/12/39 2,200 2,217,751
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 5.29%,
08/15/33
(a) (b)
................... 1,799 1,467,977
Series 2019-H7, Class A4, 3.26%, 07/15/52 470 434,594
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
................... 1,569 1,513,897
One New York Plaza Trust, Series 2020-1NYP,
Class AJ, (1-mo. CME Term SOFR at 1.25%
Floor + 1.36%), 5.76%, 01/15/36
(a) (b)
..... 1,117 1,049,980
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.49%, 11/15/40
(a) (b)
................ 622 627,085
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 5.39%, 07/15/38
(a) (b)
4,648 4,395,264
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.47% Floor + 2.47%), 6.81%,
06/25/37
(a) (b)
..................... 283 283,814
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.15%), 6.88%, 11/17/30
(a) (d)
..... GBP 535 667,115
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor +
1.30%), 6.03%, 05/17/31
(d)
......... 880 1,095,801
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor +
1.65%), 6.38%, 05/17/31
(d)
......... 536 666,966
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor +
2.60%), 7.33%, 05/17/31
(d)
......... 547 679,870
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 6.83%, 08/17/31
(d)
......... 948 1,177,004
Thunder Logistics DAC
(a)
Series 2024-1X, Class A, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 4.64%,
11/17/36
(d)
.................... EUR 559 572,838
Series 2024-1X, Class B, (3-mo. EURIBOR
at 0.00% Floor + 2.05%), 5.19%,
11/17/36
(d)
.................... 127 131,696
Series 2024-1X, Class C, (3-mo. EURIBOR
at 0.00% Floor + 2.55%), 5.69%,
11/17/36
(d)
.................... 100 103,718
Series 2024-1X, Class D, (3-mo. EURIBOR
at 0.00% Floor + 3.30%), 6.44%,
11/17/36
(d)
.................... 204 211,332
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ........ USD 283 254,293
UK Logistics DAC
(a)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
6.38%, 05/17/34
(d)
............... GBP 202 253,840

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.07%, 02/17/35
(d)
............... GBP 554 $ 689,678
VEGAS, Series 2024-GCS, Class D, 6.22%,
07/10/36
(a) (b)
..................... USD 3,260 2,972,475
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 4,150 4,160,523
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 .. 185 179,501
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 1,762 1,696,980
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
. 4,449 4,481,274
Series 2024-2, Class A, 6.58%, 04/25/54
(a)
. 2,125 2,136,794
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48 5,586 5,566,995
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... 104 103,783
Series 2015-C31, Class A4, 3.70%, 11/15/48 2,406 2,382,863
Series 2015-SG1, Class A4, 3.79%,
09/15/48 ..................... 4,337 4,300,223
269,687,655
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (i)
....... 5 —
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-CR23,
Class XA, 0.84%, 05/10/48
(a)
.......... 21,458 15,874
Total Non-Agency Mortgage-Backed Securities — 12 .5%
(Cost: $ 471,452,128 ) .............................. 463,235,774
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.3%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 .................. 450 376,124
1.68% , 09/17/35 .................. 30,000 21,809,439
2.25% , 08/15/29 .................. 23,500 21,243,707
2.78% , 12/01/36 .................. 3,525 2,820,008
Federal Home Loan Bank Bonds
0.60% , 12/30/26 .................. 15,000 13,929,882
2.18% , 11/06/29 .................. 9,700 8,683,742
2.50% , 11/05/36 .................. 3,525 2,712,240
Federal National Mortgage Association
0.81% , 09/25/28 .................. 15,000 13,091,525
1.63% , 08/24/35 .................. 1,000 722,189
85,388,856
Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp.
Series 3710 , Class MG , 4.00% , 08/15/25
(c)
. 20 20,223
Series 3959 , Class MA , 4.50% , 11/15/41 .. 483 478,860
Series 4569 , Class JA , 3.00% , 03/15/42 .. 1,986 1,951,199
Series 4752 , Class PL , 3.00% , 09/15/46 .. 4,148 3,960,364
Series 5000 , Class MA , 2.00% , 06/25/44 .. 2,832 2,604,419
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
................. 8,640 8,239,334
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5478 , Class FH , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 6.02% , 04/25/54 .......... 11,070 11,160,836
Series 5480 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 6.02% , 03/25/54 .......... 10,652 10,738,615
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
(c)
Series 2011-48 , Class MG , 4.00% , 06/25/26 USD 107 $ 106,508
Series 2011-84 , Class MG , 4.00% , 09/25/26 162 161,258
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2022-65 , Class FB , (SOFR 30 day
Average at 0.80% Floor and 6.00% Cap +
0.80%), 5.37% , 09/25/52 .......... 38,499 37,018,714
Series 2024-91 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.77% , 12/25/54 .......... 13,524 13,576,684
Series 2024-94 , Class FB , (SOFR 30 day
Average at 1.42% Floor and 6.50% Cap +
1.42%), 5.99% , 12/25/54 .......... 3,094 3,116,074
Government National Mortgage Association
Series 2013-131 , Class PA , 3.50% , 06/16/42 127 126,286
Series 2017-136 , Class GB , 3.00% , 03/20/47 2,985 2,736,881
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,314 2,558,550
98,554,805
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ....... 2,518 2,463,909
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.43% , 04/25/32
(a)
.............. 991 925,477
3,389,386
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.02% , 10/25/30 .................. 11,730 541,546
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.64% , 02/16/53 .................. 8,309 124,801
666,347
Mortgage-Backed Securities — 2.1%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 .................. 127 121,000
4.00% , 11/01/36 .................. 214 206,595
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63% Floor and
7.88% Cap + 1.63%), 6.63% , 10/01/45
(a)
.. 251 255,622
Federal National Mortgage Association ,
5.81% , 06/01/31 .................. 15,778 16,113,463
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.91% Cap
+ 1.59%), 4.64% , 06/01/45 ......... 1,028 1,049,785
(RFUCCT1Y at 1.59% Floor and 7.97% Cap
+ 1.59%), 6.59% , 11/01/45 ......... 35 36,174
(RFUCCT1Y at 1.74% Floor and 8.75% Cap
+ 1.74%), 6.82% , 09/01/42 ......... 882 910,802
(RFUCCT1Y at 1.59% Floor and 8.13% Cap
+ 1.59%), 7.15% , 09/01/45 ......... 1,069 1,101,596
Uniform Mortgage-Backed Securities
2.50% , 07/01/31 - 04/01/32 ........... 2,602 2,460,876
3.00% , 12/01/26 - 02/01/34 ........... 14,859 14,178,205
3.50% , 04/01/34 .................. 1,642 1,576,127
4.00% , 04/01/26 - 03/01/38 ........... 5,444 5,248,397

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% , 01/25/55
(j)
................. USD 38,350 $ 35,066,410
78,325,052
Total U.S. Government Sponsored Agency Securities — 7 .2%
(Cost: $ 271,543,131 ) .............................. 266,324,446
U.S. Treasury Obligations
U.S. Treasury Notes
0.38% , 01/31/26 .................. 170,000 163,116,848
4.00% , 02/15/26 - 12/15/27 ........... 373,600 371,999,772
4.25% , 12/31/26 .................. 12,000 12,000,986
4.50% , 04/15/27 .................. 13,140 13,205,917
4.63% , 06/15/27 .................. 79,800 80,468,973
4.38% , 07/15/27 .................. 58,755 58,905,766
3.75% , 08/15/27 .................. 50,000 49,364,757
3.38% , 09/15/27 .................. 32,815 32,067,464
3.88% , 10/15/27 .................. 125,280 123,963,268
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.13% , 11/15/27 .................. USD 22,085 $ 21,987,548
Total U.S. Treasury Obligations — 25 .0%
(Cost: $ 928,380,316 ) .............................. 927,081,299
Total Long-Term Investments — 99.2%
(Cost: $ 3,701,949,822 ) ............................ 3,680,747,349
Shares
Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(i) (k)
................... 72,601,548 72,601,548
Total Short-Term Securities — 2 .0%
(Cost: $ 72,601,548 ) ............................... 72,601,548
Total Investments — 101 .2%
(Cost: $ 3,774,551,370 ) ............................ 3,753,348,897
Liabilities in Excess of Other Assets — (1.2) % ............. (44,000,797)
Net Assets — 100.0% ...............................
$ 3,709,348,100
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Affiliate of the Fund.
(j)
Represents or includes a TBA transaction.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Par/Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 433,555,207 $ — $ (360,953,659)
(a)
$ — $ — $ 72,601,548 72,601,548 $ 861,428 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — 4,543 (4,543) — — — 4,564 — —
$ — $ — $ 72,601,548 $ 861,428 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Schatz ............................................................. 131 03/06/25 $ 14,517 $ (64,262)
U.S. Treasury 10-Year Note ................................................... 27 03/20/25 2,936 (699)
Long Gilt ................................................................ 150 03/27/25 17,353 (537,197)
U.S. Treasury 2-Year Note .................................................... 6,803 03/31/25 1,398,761 (886,122)
(1,488,280)
Short Contracts
Euro-Bobl ............................................................... 416 03/06/25 50,787 657,661
Euro-Bund .............................................................. 116 03/06/25 16,034 339,003
U.S. Treasury 10-Year Ultra Note ............................................... 163 03/20/25 18,144 112,347
U.S. Treasury Long Bond ..................................................... 251 03/20/25 28,575 729,461
U.S. Treasury Ultra Bond ..................................................... 10 03/20/25 1,189 33,712
U.S. Treasury 5-Year Note .................................................... 4,210 03/31/25 447,543 2,786,232
4,658,416
$ 3,170,136
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 63,564 AUD 100,000 Toronto Dominion Bank 03/19/25 $ 1,663
USD 2,174,024 CAD 3,083,000 Natwest Markets plc 03/19/25 23,261
USD 48,959,740 CAD 69,216,000 Toronto Dominion Bank 03/19/25 673,287
USD 4,119,383 EUR 3,904,693 Standard Chartered Bank 03/19/25 61,349
USD 28,583,998 EUR 27,094,284 Toronto Dominion Bank 03/19/25 425,694
USD 49,916,823 EUR 47,354,023 UBS AG 03/19/25 703,160
USD 50,434,359 GBP 39,837,000 UBS AG 03/19/25 590,723
$ 2,479,137
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 % Quarterly 12/20/29 USD 18,420 $ (1,448,274) $ (1,418,225) $ (30,049)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 57,450 (1,301,475) (1,240,644) (60,831)
$ (2,749,749) $ (2,658,869) $ (90,880)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.78% Annual 1-day SOFR Annual 03/03/25
(a)
05/31/29 USD 24,972 $ 236,786 $ (4,967) $ 241,753
3.76% Annual 1-day SOFR Annual 03/03/25
(a)
08/15/34 USD 38,509 904,015 8,597 895,418
$ 1,140,801 $ 3,630 $ 1,137,171
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 474,602,810 $ 6,182,136 $ 480,784,946
Corporate Bonds ........................................ — 1,460,624,785 — 1,460,624,785
Foreign Agency Obligations ................................. — 30,348,983 — 30,348,983
Foreign Government Obligations .............................. — 48,969,564 — 48,969,564
Municipal Bonds ......................................... — 3,377,552 — 3,377,552
Non-Agency Mortgage-Backed Securities ........................ — 463,235,774 — 463,235,774
U.S. Government Sponsored Agency Securities .................... — 266,324,446 — 266,324,446
U.S. Treasury Obligations ................................... — 927,081,299 — 927,081,299
Short-Term Securities
Money Market Funds ...................................... 72,601,548 — — 72,601,548
$ 72,601,548 $ 3,674,565,213 $ 6,182,136 $ 3,753,348,897
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 2,479,137 $ — $ 2,479,137
Interest rate contracts ....................................... 4,658,416 1,137,171 — 5,795,587

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Low Duration Bond Portfolio

Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (90,880) $ — $ (90,880)
Interest rate contracts ....................................... (1,488,280) — — (1,488,280)
$ 3,170,136 $ 3,525,428 $ — $ 6,695,564
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
PCL Public Company Limited
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)